Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (1,890)	$ (6,293)	$ (681)
Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5	(1)	(1)
Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(349)	(328)	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1,904)	(6,334)	(687)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1)	(6)	(4)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (349)	$ (328)	$ 1